Commitments and Contingencies	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES

(a)	Credit Facility

On September 8, 2011, the Company has entered into a new $500 million senior unsecured revolving credit facility (the “Facility”) with a syndicate of commercial banks for working capital, capital expenditures, acquisitions, investments and general corporate purposes. As at March 3, 2012, the Company has utilized $8 million of the Facility for outstanding letters of credit. The Facility can be increased to $1.0 billion at the Company’s request, subject to receiving additional credit commitments from new or existing commercial banks within the syndicate.

(b)	Lease commitments

The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

Real Estate
For the years ending
2013	$56
2014	47
2015	39
2016	35
2017	31
Thereafter	93

$301

For the year ended March 3, 2012, the Company incurred rental expense of $91 million (February 26, 2011 - $68 million; February 27, 2010 - $40 million).

(c)	Indemnification

The Company enters into certain agreements that include indemnification provisions under which the Company could be subject to costs and damages in the event of an infringement claim against the Company or an indemnified third party. Such intellectual property infringement indemnification clauses are generally not subject to any dollar limits and remain in effect for the term of our agreements. To date, the Company has not encountered material costs as a result of such indemnifications.

The Company has entered into indemnification agreements with its directors and executive officers. Under these agreements, the Company agreed, subject to applicable law, to indemnify its directors and executive officers against all costs, charges and expenses reasonably incurred by such individuals in respect of any civil, criminal or administrative action which could arise by reason of their status as directors or officers. The Company maintains liability insurance coverage for the benefit of its directors and executive officers to reduce its exposure to such obligations. The Company has not encountered material costs as a result of such indemnifications in the current year. See RIM’s Management Information Circular for fiscal 2011 for additional information regarding the Company’s indemnification agreements with its directors and executive officers.

(d)	Litigation

The Company is involved in litigation in the normal course of its business, both as a defendant and as a plaintiff. The Company may be subject to claims (including claims related to patent infringement, purported class actions and derivative actions) either directly or through indemnities against these claims that it provides to certain of its partners. In particular, the industry in which the Company competes has many participants that own, or claim to own, intellectual property, including participants that have been issued patents and may have filed patent applications or may obtain additional patents and proprietary rights for technologies similar to those used by the Company in its products. The Company has received, and may receive in the future, assertions and claims from third parties that the Company’s products infringe on their patents or other intellectual property rights. Litigation has been and will likely continue to be necessary to determine the scope, enforceability and validity of third-party proprietary rights or to establish the Company’s proprietary rights. Regardless of whether litigation against the Company has merit, those claims could be time-consuming to evaluate and defend, result in costly litigation, divert management’s attention and resources, subject the Company to significant liabilities and could have the other effects that are described in greater detail under “Risk Factors – Risks Related to Intellectual Property” and “Risk Factors - Risks Related to the Company’s Business and its Industry - The Company is subject to general commercial litigation and other litigation claims as part of its operations, and it could suffer significant litigation expenses in defending these claims and could be subject to significant damage awards or other remedies” in RIM’s Annual Information Form for the fiscal year ended March 3, 2012, which is included in RIM’s Annual Report on Form 40-F.

Management reviews all of the relevant facts for each claim and applies judgment in evaluating the likelihood and, if applicable, the amount of any potential loss. Where it is considered probable for a material exposure to result and where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.

Additional lawsuits and claims, including purported class actions and derivative actions, may be filed or made based upon the Company’s historical stock option granting practices. Management assesses such claims and where considered likely to result in a material exposure and, where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.

See the “Legal Proceedings and Regulatory Action” section of RIM’s Annual Information Form for additional unaudited information regarding the Company’s legal proceedings, which is included in RIM’s Annual Report on Form 40-F and “Legal Proceedings” in the Management’s Discussion and Analysis (“MD&A”) of financial condition and results of operations for fiscal 2012.